Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2018
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Goodwill and Intangible assets

Note 14 - Goodwill and Intangible assets

	Goodwill and intangible from acquisition	Intangible assets (1)				Total
		Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (2)
Annual amortization rates	Up to 20%	8%	20%	20%	10 to 20%

Cost
Balance at 01/01/2018	11,162	2,452	4,571	4,353	2,161	24,699
Acquisitions	8	1	646	318	408	1,381
Terminated agreements/ derecognition	—	(27)	(312)	(189)	(210)	(738)
Exchange variation	560	47	205	—	(4)	808
Other (4)	(266)	56	137	47	5	(21)
Balance at 12/31/2018	11,464	2,529	5,247	4,529	2,360	26,129

Amortization
Balance at 01/01/2018	(23)	(647)	(1,998)	(1,267)	(984)	(4,919)
Amortization expense (3)	—	(223)	(596)	(697)	(261)	(1,777)
Terminated agreements/ derecognition	—	27	312	154	210	703
Exchange variation	—	(141)	(152)	0	16	(277)
Other (4)	(3)	117	(67)	(13)	4	38
Balance at 12/31/2018	(26)	(867)	(2,501)	(1,823)	(1,015)	(6,232)

Impairment (Note 2.4h)
Balance at 01/01/2018	—	—	(54)	(343)	—	(397)
Increase	—	—	(167)	—	—	(167)
Exchange variation	—	—	(4)	—	—	(4)
Balance at 12/31/2018	—	—	(225)	(343)	—	(568)

Book value
Balance at 12/31/2018	11,438	1,662	2,521	2,363	1,345	19,329

(1)	The contractual commitments for the purchase of the new intangible assets totaled R$ 637 achievable by 2020;
(2)	Includes of amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits;
(3)

Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (452) (R$ (487) from 01/01 to 12/31/2017) are disclosed in the General and administrative expenses.

(4)	Includes the total amount of R$ 31 related to the hyperinflationary adjustment for Argentina.

	Goodwill and intangible from acquisition	Intangible assets (1)				Total
		Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (2)
Annual amortization rates	Up to 20%	8%	20%	20%	10 to 20%

Cost
Balance at 01/01/2017	9,694	1,748	3,840	3,525	2,112	20,919
Acquisitions	634	18	1,206	350	345	2,553
Terminated agreements / derecognition	(22)	(16)	—	(1)	(329)	(368)
Exchange variation	1,305	25	(77)	—	34	1,287
Other	(449)	677	(398)	479	(1)	308
Balance at 12/31/2017	11,162	2,452	4,571	4,353	2,161	24,699

Amortization
Balance at 01/01/2017	166	(376)	(1,701)	(532)	(1,012)	(3,455)
Amortization expense (3)	—	(273)	(495)	(446)	(244)	(1,458)
Terminated agreements / derecognition	—	16	—	(6)	310	320
Exchange variation	—	(17)	79	—	(27)	35
Other	(189)	3	119	(283)	(11)	(361)
Balance at 12/31/2017	(23)	(647)	(1,998)	(1,267)	(984)	(4,919)

Impairment (Note 2.4h)
Balance at 01/01/2017	—	—	(54)	(335)	(19)	(408)
Increase	—	—	—	(14)	—	(14)
Exchange variation	—	—	—	6	19	25
Balance at 12/31/2017	—	—	(54)	(343)	—	(397)

Book value
Balance at 12/31/2017	11,139	1,805	2,519	2,743	1,177	19,383

(1)	The contractual commitments for the purchase of the new intangible assets totaled R$ 984 achievable by 2020;
(2)	Includes of amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits;
(3)

Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (487) (R$ (524) from 01/01 to 12/31/2016) are disclosed in the General and administrative expenses.

	Goodwill and intangible from acquisition	Intangible assets (1)				Total
		Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (2)
Annual amortization rates	Up to 20%	8%	20%	20%	10 to 20%

Cost
Balance at 01/01/2016	2,081	1,409	2,362	3,311	1,946	11,109
Acquisitions	7,706	719	1,293	215	619	10,552
Terminated agreements / derecognition	(35)	(73)	(3)	(1)	(308)	(420)
Exchange variation	(58)	(12)	120	—	(123)	(73)
Other	—	(295)	68	—	(22)	(249)
Balance at 12/31/2016	9,694	1,748	3,840	3,525	2,112	20,919

Amortization
Balance at 01/01/2016	153	(330)	(1,190)	(252)	(1,100)	(2,719)
Amortization expense (3)	—	(263)	(429)	(280)	(311)	(1,283)
Terminated agreements / derecognition	—	67	1	—	306	374
Exchange variation	—	84	(107)	—	96	73
Other	13	66	24	—	(3)	100
Balance at 12/31/2016	166	(376)	(1,701)	(532)	(1,012)	(3,455)

Impairment (Note 2.4h)
Balance at 01/01/2016	—	(2)	—	(18)	(18)	(38)
Incresase	—	—	(57)	(317)	(1)	(375)
Write-off	—	2	—	—	—	2
Exchange variation	—	—	3	—	—	3
Balance at 12/31/2016	—	—	(54)	(335)	(19)	(408)

Book value
Balance at 12/31/2016	9,860	1,372	2,085	2,658	1,081	17,056

(1)	The contractual commitments for the purchase of the new intangible assets totaled R$ 262 achievable by 2017;
(2)	Includes of amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits;
(3)

Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (524) (R$ (357) from 01/01 to 12/31/2015) are disclosed in the General and administrative expenses.